Consolidated Statements of Changes in Shareholders Equity - USD ($) $ in Millions	Share capital	Contributed surplus	Accumulated other comprehensive loss	Retained earnings	Total
Balance at beginning of period at Dec. 31, 2022	$ 5,695.3	$ 15.6	$ (233.7)	$ 940.4	$ 6,417.6
Net income (loss)				(466.4)	(466.4)
Other comprehensive (loss) income, net of taxes			42.1		42.1
Total comprehensive (loss) income					(424.3)
Exercise of stock options	3.8	(0.9)			2.9
Share-based payments		5.9			5.9
Transfer of gain/loss on disposal of equity investments at FVTOCI			(0.4)	0.4
Dividend reinvestment plan	29.1				29.1
Dividends declared				(262.1)	(262.1)
Balance at end of period at Dec. 31, 2023	5,728.2	20.6	(192.0)	212.3	5,769.1
Net income (loss)				552.1	552.1
Other comprehensive (loss) income, net of taxes			(90.9)		(90.9)
Total comprehensive (loss) income					461.2
Exercise of stock options	3.6	(0.8)			2.8
Share-based payments		5.9			5.9
Vesting of restricted share units	2.7	(2.7)
Transfer of gain/loss on disposal of equity investments at FVTOCI			0.9	(0.9)
Dividend reinvestment plan	34.6				34.6
Dividends declared				(277.0)	(277.0)
Balance at end of period at Dec. 31, 2024	$ 5,769.1	$ 23.0	$ (282.0)	$ 486.5	$ 5,996.6